Financial assets (Tables)	6 Months Ended
Jun. 30, 2023
Financial assets.
Schedule of financial assets

As at	June 30, 2023	December 31, 2022
Investments[1]	$8,085	$5,372
Prepaid gold interests – Steppe Gold[2]	—	4,534
Prepaid gold interests – Auramet Capital Partners[3]	40,976	—
Total financial assets	$49,061	$9,906
Financial assets – current	15,474	9,906
Financial assets – long-term	$33,587	$—
1	Investments comprise equity interests and warrants in publicly traded and private companies and have been recorded at fair value. The fair value of the public equity investments is classified as level 1 of the fair value hierarchy because the main valuation inputs used are quoted prices in active markets, the fair value of the warrants is classified as level 2 because one or more of the significant inputs are based on observable market data, and the fair value of the private equity investments is classified as level 3 of the fair value hierarchy because the relevant observable inputs are not available. Refer to Note 12 for additional details. During the first quarter of 2023, the Company subscribed to 15,384,615 shares of Monarch Corporation for C$1,000 through a private placement.
2	On September 26, 2022, the Company entered into an agreement with Steppe Gold to acquire a prepaid gold interest. The Company made a cash payment of $4,800 to acquire the prepaid gold interest in exchange for delivery of 3,000 ounces of gold that were delivered by Steppe Gold in 8 monthly deliveries. The final delivery was made in May 2023. The Steppe Gold Prepaid Gold Interest was accounted for as a financial asset at fair value through profit or loss and fair value was calculated based on the London Bullion Market Association PM fix on the last trading day of the quarter.
3	On January 19, 2023, as part of the Maverix acquisition, the Company acquired a prepaid gold interest with Auramet Capital Partners, L.P., a subsidiary of Auramet International LLC. The contract requires Auramet to deliver 1,250 ounces of gold to Triple Flag per quarter. Triple Flag is required to make ongoing cash payments equal to 16% of the spot gold price for each gold ounce delivered. On and after ten years and 50,000 ounces of gold have been delivered (since inception), Auramet shall have the option to terminate the stream for a cash payment of $5,000 less certain cash flows related to the gold deliveries. The Auramet Prepaid Gold Interest is accounted for as a financial asset at fair value through profit or loss. The remaining contractual ounces to be delivered as of June 30, 2023 is 40,000 ounces of gold.